Related Party Transactions - Back-up Facility (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 26, 2009
Related Party Transaction [Line Items]
Investment portfolio, at par	$ 71,567,500,000	$ 74,021,700,000
ING Support Holding | Alt-A residential mortgage-backed securities
Related Party Transaction [Line Items]
Percent of investment value transfered				80.00%
Investment portfolio, at par				4,500,000,000
Percent of investments retained				20.00%
Investment portfolio purchase price, percent of asset transferred				90.00%
Loan - Dutch State obligation	3,300,000,000
Fees incurred	$ 0	$ 6,100,000	$ 8,300,000